Note 5 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	December 31,
	2015	2016

Due to Dr. Lan Huang	386	210
Due to Wanchun Biotech	46	-

	432	210